Other Income (Expenses), net	12 Months Ended
Dec. 31, 2019
Disclosure of Other (Income) expenses net [Abstract]
Other Income (Expenses), net
Note 28 - Other Income (Expenses), net

Composition

	Year ended December 31,
	2017		2018		2019
	NIS millions		NIS millions		NIS millions
Interest income from installment sale transactions	31	*	27	*	24
Expenses of voluntary retirement plan	-		(26)		(45	)**
Capital gain from the sale of an indirect subsidiary of the Company and other	11		-		1
Other Income (Expenses), net	42		1		(20)

* Reclassified – see Note 2(F) regarding voluntary change in accounting policy

** For additional details, see Note 31(G) regarding commitments